IMPAIRMENT - Schedule of discount rate for cash generating unit for impairment assessment (Details)	Dec. 31, 2022	Dec. 31, 2021
Yaramoko
IMPAIRMENT
Discount rate	7.90%
Lindero
IMPAIRMENT
Discount rate	7.10%	6.25%
San Jose
IMPAIRMENT
Discount rate	5.50%